Share based payment arrangements - Measurement inputs (Details)	Apr. 12, 2018 EUR (€) $ / shares	Apr. 12, 2018 EUR (€)	Apr. 07, 2017 EUR (€) $ / shares	Apr. 07, 2017 EUR (€)
Share based payment arrangements
Share price at grant date (in dollars per share) | $ / shares	$ 16.15		$ 13.80
Exercise price (in dollars per share) | $ / shares	$ 16.15		$ 13.90
Expected volatility (as a percent)		58.40%		55.00%
Expected dividends | €		€ 0		€ 0
Risk-free interest rate (as a percent)		2.85%		2.49%
Fair value at grant date (in dollars per share) | €	$ 9.74	€ 9.74	$ 8.00	€ 8.00